ACQUISITIONS - Dynamic Advances, IP Liquidity and Sarif Biomedical (Details) - Dynamic Advances, IP Liquidity and Sarif Biomedical	Nov. 02, 2014	May 02, 2014 USD ($)
Pay Proceeds Agreement Member | Maximum
Acquisitions
Recovery of licensing or enforcement activities on patents		$ 250,000,000
Pay Proceeds Agreement Member | $10,000,000 or less | Maximum
Acquisitions
Recovery of licensing or enforcement activities on patents		$ 10,000,000
Pay Proceeds Agreement Member | $10,000,000 to $40,000,000
Acquisitions
Net recovery proceeds due to sellers (as a percent)		40.00%
Pay Proceeds Agreement Member | $10,000,000 to $40,000,000 | Minimum
Acquisitions
Recovery of licensing or enforcement activities on patents		$ 10,000,000
Pay Proceeds Agreement Member | $10,000,000 to $40,000,000 | Maximum
Acquisitions
Recovery of licensing or enforcement activities on patents		$ 40,000,000
Pay Proceeds Agreement Member | Over $40,000,000
Acquisitions
Net recovery proceeds due to sellers (as a percent)		50.00%
Pay Proceeds Agreement Member | Over $40,000,000 | Minimum
Acquisitions
Recovery of licensing or enforcement activities on patents		$ 40,000,000
Registration Rights Agreement Member | Maximum
Acquisitions
Registration statements required to be filed (in statements)	3
Filing period	60 days
Series B Convertible Preferred Stock | Registration Rights Agreement Member | Minimum
Acquisitions
Percentage of registrable shares covered in resale registration statement (as a percent)	10.00%